Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Lease	Supplemental balance sheet information related to operating lease was as follows:
	December 31, 2023	December 31, 2022
Right-of-use assets	$377	$750

Lease liabilities current	$330	$208
Lease liabilities non-current	-	471
Total operating lease liabilities	$330	$679

Schedule of Remaining Lease Term and Discount Rate	The weighted average remaining lease terms and discount rates for the operating lease were as follows as of December 31, 2023:
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.08
Weighted average discount rate	5.55%